Estimates and application of professional judgment	12 Months Ended
Dec. 31, 2017
Accounting policies, changes in accounting estimates and errors [Abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
Note 3 Estimates and application of professional judgment

The preparation of Financial Statement requires estimates and assumptions from Management affecting the amounts included in the Consolidated Financial Statements and their related notes. The estimates made and the assumptions used by the Company are based on historical experience, changes in the industry and the information supplied by external qualified sources. Nevertheless, final results could differ from the estimates under certain conditions.

Significant estimates and accounting policies are defined as those that are important to correctly reflect the Company’s financial position and income, and/or those that require a high level of judgment by Management.

The primary estimates and professional judgments relate to the following concepts:

•	The valuation of goodwill acquired to determine the existence of losses due to potential impairment (Note 2, 2.16 and Note 18).
•	The valuation of commercial trademarks to determine the existence of potential losses due to potential impairment (Note 2, 2.17 and Note 17).
•	The assumptions used in the current calculation of liabilities and obligations to employees (Note 2, 2.20 and Note 25).
•	Useful lives of property, plant and equipment (Note 2,12 and Note 19) and intangibles (Note 2, 2.15 and Note 17).
•	The assumptions used for calculating the fair of value financial instruments (Note 2, 2.7 and Note 7).
•	The likelihood of occurrence and amounts estimated in an uncertain or contingent manner (Note 2, 2.21 and Note 23).
•	The valuation of current Biological assets (Note 2, 2.10 and Note 13).

Such estimates are based on the best available information of the events analyzed to date in these consolidated financial statements.

However, it is possible that events that may occur in the future may result in adjustments to such estimates, which would be recorded prospectively.